Improvements to Concession Assets - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 8,912,544	$ 7,294,318	$ 5,148,431
Additions	1,169,139	1,221,239	1,954,510
Divestitures	(23,497)	(368)
Currency translation effect	(114,164)	397,355	191,377
Ending balance	9,944,022	8,912,544	7,294,318
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	1,707,742	445,924	203,950
Additions	1,417,156	1,400,942	609,743
Transfers	(746,710)	(147,806)	(368,575)
Currency translation effect	(1,705)	8,682	806
Ending balance	2,376,483	1,707,742	445,924
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	10,902,668	9,909,384	7,019,188
Additions	304,042	331,044	2,278,944
Divestitures	(30,212)	(436)
Transfers	746,710	147,806	368,575
Currency translation effect	(143,440)	514,870	242,677
Ending balance	11,779,768	10,902,668	9,909,384
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	12,610,410	10,355,308	7,223,138
Additions	1,721,198	1,731,986	2,888,687
Divestitures	(30,212)	(436)
Currency translation effect	(145,145)	523,552	243,483
Ending balance	14,156,251	12,610,410	10,355,308
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(3,697,866)	(3,060,990)	(2,074,707)
Additions	(552,059)	(510,747)	(934,177)
Divestitures	6,715	68
Currency translation effect	30,981	(126,197)	(52,106)
Ending balance	$ (4,212,229)	$ (3,697,866)	$ (3,060,990)